Document and Entity Information	Mar. 06, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001311370
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	Lazard, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10112
City Area Code	212
Local Phone Number	632-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false